Taxes - Schedule of Changes in Valuation Allowance (Details) - Deferred Tax Asset [Member]	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Changes in Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 84,581,663	$ 12,095,017	¥ 83,381,457
Expiration of NOL	(7,824)	(1,119)	(2,023,361)
Addition	10,639,820	1,521,474	4,185,912
Prior year true up of NOL	(1,073,852)	(153,559)	(720,312)
Deregistration			(696)
Change of tax rates			(241,337)
Balance at end of the year	¥ 94,139,807	$ 13,461,813	¥ 84,581,663